Offerings - Offering: 1	Aug. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 165,233,454.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,297.24
Offering Note	N/A